                                            UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                              FORM N-CSR

                             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                            INVESTMENT COMPANIES

Investment Company Act file number  811-08637
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        The Pacific Corporate Group Private Equity Fund
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                         (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California                                              92037
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           (Address of principal executive offices)                                                    (Zip code)

                    The Corporation Trust Company
                      Corporation Trust Center
                        1209 Orange Street
                    Wilmington, Delaware 19801
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                                                       (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
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Date of fiscal year end:      3/31/09
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Date of reporting period:   9/30/08
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1.                                Reports to Shareholders

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2008

Assets

Portfolio investments at fair value (cost $14,242,170)	$16,940,520
Cash and cash equivalents	3,320,018
Deferred compensation plan assets, at market value	324,095
Prepaid expenses and other assets	78,089
Distribution receivable from indirect investment	50,595
Other receivable – foreign withholding tax	24,000
Accrued interest receivable	7,557
Prepaid income tax	5,938

Total Assets	$20,750,812

Liabilities and Shareholders’ Equity (Net Asset Value)

Liabilities:
Deferred compensation plan - due to Independent Trustees	$324,095
Due to affiliate	20,000
Deferred tax liability	10,847
Accounts payable and accrued expenses:
Audit and tax	156,988
Legal	29,423
Other	2,859
Total liabilities	544,212

Shareholders’ equity:
Shares of beneficial interest, shares authorized are unlimited,
108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)	116,511
Beneficial Shareholders (108,159.8075 shares)	20,090,089
Total shareholders’ equity (net asset value)	20,206,600

Total Liabilities and Shareholders’ Equity	$20,750,812

Net Asset Value per Share of Beneficial Interest	$185.74

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Three and Six Months Ended September 30, 2008
	Three Months	Six Months
	Ended	Ended
	September 30,	September 30,
	2008	2008

Investment Income and Expenses

Income:
Income from cash and cash equivalents	$27,453	$55,454
Interest income distributions received from indirect investments	2,191	2,191
Other income from indirect investments	16	16
Total income	29,660	57,661

Expenses:
Audit and tax fees	76,084	112,334
Management fee	43,939	97,991
Legal fees	29,573	95,665
Administrative fees	28,244	56,195
Independent Trustee fees	14,077	39,333
Insurance expense	13,356	26,695
Other expenses	3,255	8,332
Total expenses	208,528	436,545

Net investment loss	(178,868)	(378,884)

Net Change in Shareholders’ Equity from Portfolio Investments

Change in net unrealized appreciation of Indirect Investments	(31,573)	(46,430)
Distributions of realized gain received from Indirect Investments	213,182	453,125
Realized loss from write-off of Indirect Investments	(498,713)	(811,713)
Net change in shareholders’ equity from Indirect Investments	(317,104)	(405,018)

Change in net unrealized appreciation of Distributed Investments	(36,493)	(36,311)
Net realized gain from Distributed Investments	5,717	5,717
Net change in shareholders’ equity from Distributed Investments	(30,776)	(30,594)

Change in net unrealized appreciation of Direct Investments	(362,644)	(62,644)

Net change in shareholders’ equity from Portfolio Investments before tax	(710,524)	(498,256)

Provision for income taxes	1,417	2,918

Net change in shareholders’ equity from Portfolio Investments after tax	(709,107)	(495,338)

Net Decrease in Shareholders’ Equity from Operations	$(887,975)	$(874,222)

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)
For the Six Months Ended September 30, 2008

Adviser	Beneficial
Trustee	Shareholders	Total

Shareholders’ equity as of April 1, 2008	$354,716	$23,985,900	$24,340,616

Increase (decrease) in shareholders’ equity
from operations:
Net investment loss	(1,742)	(377,142)	(378,884)
Net realized gain from investments (D)	26	5,691	5,717
Distributions of realized gain received from
Indirect Investments – net	(1,650)	(356,938)	(358,588)
Change in unrealized appreciation
on investments – net (E)	(219,852)	74,467	(145,385)
Provision for income taxes	13	2,905	2,918

Net decrease in shareholders’ equity
from operations	(223,205)	(651,017)	(874,222)

Distributions to shareholders: (C)
Return of capital distributions	(13,451)	(2,909,693)	(2,923,144)
Realized gain distributions	(1,549)	(335,101)	(336,650)
Total distributions to shareholders	(15,000)	(3,244,794)	(3,259,794)

Net decrease in shareholders’ equity	(238,205)	(3,895,811)	(4,134,016)

Shareholders’ equity as of September 30, 2008 (A)	$116,511	$20,090,089	(B)	$20,206,600

(A)	Shareholders’ equity is equivalent to the net assets of the Trust.

(B)
The net asset value per share of beneficial interest was $185.74 as of September 30, 2008.  Additionally, from February 9, 1998 (commencement of operations) through September 30, 2008, the Trust made cash distributions to Beneficial Shareholders totaling $1,126 per share of beneficial interest.

(C)	The determination of the return of capital and realized gain components of distributions is based on information available at the time of each distribution.
(D)	Inclusive of expenses paid in connection with Indirect Investments.
(E)	Inclusive of realized losses from write-off of Indirect Investments.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2008

Cash Flows From Operating Activities

Net decrease in shareholders’ equity from operations	$(874,222)

Adjustments to reconcile net decrease in shareholders’ equity from operations to net cash provided by operating activities:

Change in net unrealized appreciation of Investments	145,385
Net capital contributed to Indirect Investments	(28,219)
Distributions received from Indirect Investments	1,152,456
Net realized gain from investments	352,871
Proceeds from the sale of Distributed Investments	117,844
Decrease in accrued interest receivable	3,632
Increase in deferred compensation plan assets	(12)
Increase in prepaid expenses and other assets	(17,748)
Decrease in deferred tax liability	(3,736)
Decrease in accounts payable and accrued expenses	(16,367)
Increase in due to affiliate	20,000
Increase in other receivable - foreign withholding tax	(1,000)
Net cash provided by operating activities	850,884

Cash Flows Used for Financing Activities

Cash distribution paid to shareholders	(3,259,794)

Decrease in cash	(2,408,910)
Cash at beginning of period	5,728,928

Cash at End of Period	$3,320,018

Supplemental disclosure of cash flow information:

Cash paid for income taxes	$818

Supplemental disclosure of non-cash operating activity:

Fair value of in-kind distributions received from Indirect Investments	$148,438

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK (paid-in-kind) dividend	$863,700	$1,137,356
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,137,356	10.58%	10.58%

Total Direct Investments	1,863,700	2,137,356	10.58%	10.58%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,485,878	1,125,204	5.57%	5.57%
$7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	416,059	451,772	2.24%	2.24%
$2,500,000 original capital commitment
.267% limited partnership interest

Total International	1,901,937	1,576,976	7.81%	7.81%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	965,436	1,849,669	9.15%	9.15%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	268,015	255,290	1.27%	1.27%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	1,233,451	2,104,959	10.42%	10.42%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,482,353	$4,284,125	21.20%	21.20%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	2,237,422	2,237,110	11.07%	11.07%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	1,191,477	1,095,605	5.42%	5.42%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P. (A)	0	51,929	0.26%	0.26%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	5,911,252	7,668,769	37.95%	37.95%

Sector Focused:
First Reserve Fund VIII, L.P.	0	92,000	0.45%	0.45%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	94,900	94,122	0.47%	0.47%
Providence Equity Offshore Partners III, L.P.	1,154	6,532	0.03%	0.03%
$3,500,000 original capital commitment	96,054	100,654	0.50%	0.50%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,053,253	1,121,551	5.55%	5.55%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	1,149,307	1,314,205	6.50%	6.50%

Small Corporate Restructuring:
American Securities Partners II, L.P. (B)	0	31,413	0.16%	0.16%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P. (B)	295,946	295,875	1.46%	1.46%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	213,023	312,000	1.54%	1.54%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	508,969	639,288	3.16%	3.16%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2008
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	$957,135	$780,845	3.86%	3.86%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	204,964	182,949	0.91%	0.91%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P. (C)	511,455	535,173	2.65%	2.65%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	1,673,554	1,498,967	7.42%	7.42%

Total Indirect Investments	12,378,470	14,803,164	73.26%	73.26%

Total Portfolio Investments (D) (E)	$14,242,170	$16,940,520	83.84%	83.84%

(A)
In August 2008, the Trust received an in-kind distribution from Thomas H. Lee Equity Fund IV, L.P. of 36,253 common shares of Spectrum Brands, Inc. valued at $92,808 as of the date of distribution.  Such security was sold in August 2008 for $62,127, resulting in a realized loss of $30,681.

(B)	The fair value assigned to these limited partnership interests mainly represent cash, cash equivalents and future escrow proceeds.

(C)
In June and August 2008, the Trust received three in-kind distributions from Sprout Capital VIII, L.P. of 2,625 common shares of VNUS Medical Technologies, Inc. valued at $17,327, $17,838 and $20,465 as of the date of each distribution, realizing an aggregate gain of $36,311.  Such securities were sold in July, August and September 2008, resulting in a total realized gain of $36,398.

(D)
The Trust's indirect investments are illiquid as redemptions are not allowed. However, the Trust may exit investments by selling its portion in the secondary market after the opportunity to buy the Trust's portion has been given to the other limited partners invested in this partnership.

(E)
For the three months ended September 30, 2008, the Trust wrote-off a portion of cost of the following Indirect Investments, resulting in a realized loss of $498,713:

American Securities Partners II, L.P.                                                             $31,637
Fenway Partners Capital Fund II, L.P.                                                           341,000
First Reserve Fund VIII, L.P.                                                                            74,214
Thomas Lee Equity Fund IV, L.P.                                                                    51,862
           $498,713

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2008

The following per share data and ratios have been derived from information provided in the consolidated financial statements.

Operating Performance Per
Share of Beneficial Interest:	2009

Net asset value, beginning of year	$221.76

Net investment loss	(3.49)
Net change in net assets from
Portfolio Investments	(2.53)

Net decrease in net assets resulting from operations	(6.02)

Cash distributions: (B)
Return of capital	(26.90)
Gain	(3.10)
(30.00)

Net asset value, end of period	185.74

Total investment return (A)	(5.43%)

Ratios to Average Net Assets:

Expenses (including provision for income taxes) (A)	3.23%

Expenses (excluding provision for income taxes) (A)	3.20%

Net investment loss (A)	(2.78%)

Supplemental Data:

Net assets, end of period	$20,206,600

Portfolio turnover	0.16%

(A)	Calculation is based on annualized amounts.

(B)	The determination of the return of capital and realized gain components of distributions are based on information available at the time of each distribution.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.           Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the “Trust”) is a Delaware business trust, formed on September 22, 1997.  The Trust, which began operations on February 9, 1998 (“Commencement of Operations”), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the “Adviser Trustee”), manages the investment policies and operations of the Trust.  The Adviser Trustee and three individuals (the “Individual Trustees”), two of whom are non-interested persons as defined in the Investment Company Act of 1940 (the “Independent Trustees”), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the “Trustees.”

The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships (“Indirect Investments”) and, with respect to up to 25% of committed capital, direct investments in private or public operating companies (“Direct Investments”).

Taxable Subsidiaries - The Trust has made certain Indirect Investments and Direct Investments through PEF Direct, Inc., a wholly owned subsidiary of the Trust (the “Taxable Subsidiary”).  The financial statements of the Taxable Subsidiary is consolidated into the financial statements of the Trust.  The Taxable Subsidiary is subject to corporate federal, state and local income tax.  Therefore, income and gains earned by the Taxable Subsidiary is passed through to the shareholders of the Trust on an after tax basis.  The Taxable Subsidiary was formed for tax purposes primarily to block unrelated business taxable income from certain Indirect Investments and Direct Investments that are structured as partnerships or other flow-through entities.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees for up to three additional one-year periods.

2.           Summary of Significant Accounting Policies

Valuation of Investments - Portfolio investments valued at $16,940,520 as of September 30, 2008, representing 83.84% of shareholders’ equity, are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees.  In determining the fair value of the Trust’s Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments.  The valuations provided by the general partners of such investments are reflected by the fair value of the Trust’s capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust’s allocated share of the Indirect Investment’s profits and losses, including unrealized profits and losses.  Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity’s cash position.  The Trust’s capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee.  In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

The fair value of the Trust’s Direct Investments and securities received from Indirect Investments (“Distributed Investments”) are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date; (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation.  Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.  As of September 30, 2008, all portfolio investments are privately held, and have been fair valued by the Adviser Trustee.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated.  Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust’s Direct Investments are restricted as to resale.  Additionally, the Trust’s Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date).  Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.  Interest income is recorded on the accrual basis.

Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee considers each quarter whether in its view there has been an impairment of the Trust’s ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee includes in this consideration any investment of the Trust where any of the following factors are present:

(i)          covenant breaches by the relevant company or investment fund;
(ii)         departures of key members of management;
(iii)        bankruptcy or restructuring of the company or investment fund;
(iv)        an investment has been valued below cost for one year or longer; or
(v)         investments that are the subject of write-downs of value during the current quarter.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

2.           Summary of Significant Accounting Policies, continued

Currency Risk - Although the majority of the Trust’s investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency.  Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust’s assets which are denominated in currencies other than the U.S. dollar.

Income Taxes - As the Trust is treated as a partnership for income tax purposes, the Trust’s income generally is not subject to income taxes.  However, gains arising from investments of the Trust owned by the Taxable Subsidiaries are subject to corporate federal, state and local income tax.  Income taxes of the Taxable Subsidiaries are accounted for using the asset and liability method.  Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the consolidated financial statements based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities, as well as operating loss and tax credit carryforwards, using applicable enacted tax rates.

During the six months ended September 30, 2008, the Trust recorded a provision for income taxes of $2,918 related to realized and unrealized gains from portfolio investments held by the Taxable Subsidiaries.  The income tax provision is comprised of $818 of current state tax expense and a federal deferred tax benefit of $3,736.

The tax effects of temporary differences that give rise to the deferred tax liability as of September 30, 2008 are primarily related to the fair value of portfolio investments held by the Taxable Subsidiaries in excess of their tax basis.

On April 1, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (“FIN 48”).  FIN 48 requires that the Trust recognize in its financial statements the impact of tax positions taken (or expected to be taken) on an income tax return only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax position is measured at the largest amount of benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement.  The adoption of FIN 48 did not have a material impact on the Trust’s consolidated financial statements for the six months ended September 30, 2008.

Cash and Cash Equivalents - The Trust considers its money market investment held at broker to be a cash equivalent.

3.           Fair Value of Portfolio Investments

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling an investment in an orderly transaction between market participants in the principal or most advantageous market at the measurement date. FAS 157 established a three-tier hierarchy, based on inputs to valuation techniques, to maximize the use of observable market data and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the investment, including assumptions about risk. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the investment developed based on market data obtained from sources independent of the Trust.  Unobservable inputs are inputs that reflect the Trust’s own assumptions about the assumptions market participants would use in pricing the investment developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•
Level 1 – Quoted prices (unadjusted) in active markets for identical investments that the Partnership has the ability to access at the measurement date.  This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly.  These inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, and inputs other than quoted prices that are observable for the investment, for example interest rate and yield curves, volatilities, prepayment speeds and credit risks among others.  These are inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3 – Inputs that are unobservable inputs for the investment that are used to measure fair value when observable inputs are not available.  Unobservable inputs reflect the Trust’s own assumptions about the assumptions that market participants would use in pricing the investment.  These are inputs that are developed based on the best information available in the circumstances, which might include the Trust’s own data.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Trust’s investments carried at value:

Valuation inputs:
Level 1 – Quoted prices                                                                                     $                    0
Level 2 – Other significant observable inputs                                                                     0
Level 3 – Significant unobservable inputs                                                           16,940,520
Total                                                                                                              $   16,940,520

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of 3/31/08                                                                                           $ 18,731,452
Accrued discounts/premiums                                                                                               0
Realized gain/loss                                                                                                       (811,713)
Change in unrealized appreciation/depreciation                                                    (145,385)
Net purchases/sales                                                                                                   (833,834)
Net transfers in and/or out of Level 3                                                                                  0
Balance as of 9/30/08                                                                                           $ 16,940,520

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/08                                                          $    (145,385)

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

4.           Shareholders’ Equity

In connection with the original issuance of 108,659.8075 shares of beneficial interest (the “Shares”) of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee.  The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

5.           Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on capital contributions.  Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust’s aggregate net income from Direct Investments, other than “pari passu co-investments” (as described below), and 15% of the aggregate net income from “pari passu co-investments”.  For purposes of this allocation, net income is defined as interest and dividends on Direct Investments, plus realized gains, less realized losses, on the sale or other disposition of Direct Investments.  The remaining 80% and/or 85% of such net income, and any aggregate net loss, from Direct Investments is allocated to all shareholders including the Adviser Trustee, pro rata based on capital contributions.

“Pari passu co-investments” refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

6.           Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses (the “Fee Base”).  Such fee is determined and payable quarterly in advance and is calculated on the Fee Base as of the last day of the preceding quarter.  The Fee Base as of September 30, 2008, which was used to calculate the management fee for the quarter ended September 30, 2008, was $14,060,402.  The management fee is reduced by 100% of directors’ fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.  At September 30, 2008, the Trust had prepaid management fees to the Adviser Trustee of $10,113, which is included in prepaid expenses on the consolidated balance sheet.

As of April 1, 2006, each Independent Trustee receives a $14,375 annual fee, payable quarterly, $725 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,600 annual fee, payable quarterly, and $345 for each Audit Committee meeting attended.

The Independent Chairman receives a $4,000 annual fee in recognition of the additional services provided by this Trustee.  As of November 16, 2006, the Audit Committee Chairman receives a $2,000 annual fee in recognition of the additional services provided by this Trustee.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust.  Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information – Individual Trustees.

7.           Investment Commitments

As of September 30, 2008, the Trust had unfunded investment commitments of approximately $3.4 million.

8.           Cash Distributions

During the fiscal year 2009, the Trust made cash distributions to shareholders totaling $3,259,794, of which the Beneficial Shareholders received $3,244,794, or $30 per share of beneficial interest in the Trust, and the Adviser Trustee received $15,000.  The breakdown of the distributions between return of capital and gain is $26.90 and $3.10 per share, respectively.  The determination of the return of capital and realized gain components of distributions is based on information available at the time of each distribution.

Cumulative distributions made from inception of the Trust through September 30, 2008 total $122,350,945, of which the Beneficial Shareholders received $121,787,945, or $1,126.00 per Share and the Adviser Trustee received $563,000.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)

1.           Individual Trustees

Information concerning the Individual Trustees of the Trust is shown in the chart below.

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director
Christopher J. Bower 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 51	President and Individual Trustee	Indefinite, Since 1998	Chief Executive Officer and Founder of Pacific Corporate Group LLC	1	PCG Asset Management, LLC
Alan C. Shapiro (1) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 62	Independent Trustee	Indefinite, Since 1998	Ivadelle and Theodore Johnson Professor of Banking and Finance at the Marshall School of Business, University of Southern California	1	Advanced Cell Technology
DeWitt F. Bowman (2) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 77	Independent Chairman	Indefinite, Since 1998	Principal of Pension Investment Consulting	1	Brandes International Fund and Forward Funds

(1)	Dr. Shapiro is the Chairman of the Audit Committee.
(2)	Mr. Bowman is the Independent Chairman of the Board of Trustees.

2.           Proxy Voting

The Trust adopted the proxy voting policies and procedures of the Adviser Trustee as its own.  A description of the Adviser Trustee’s proxy voting policies and procedures is available without charge, by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov (in the Trust’s annual report on Form N-CSR for the year ended March 31, 2008).

The Trust’s proxy voting record is available without charge by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov (in the Trust’s annual report on Form N-PX for the period ended June 30, 2008).

3.           Form N-Q

The Trust’s Form N-Q, filed semi-annually with the Commission for the periods ending on June 30 and December 31 of each year, includes a listing of the Trust’s portfolio investments as of the end of such periods.  The Trust’s Form N-Q is available, without charge, by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov.  Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

ITEM 2.                  Code of Ethics.

 Not applicable to this semi-annual report.

ITEM 3.	Audit Committee Financial Expert.

                 Not applicable to this semi-annual report.

ITEM 4.                   Principal Accountant Fees and Services.

 Not applicable to this semi-annual report.

ITEM 5.                  Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

ITEM 6.                   Investments.

(a)	The Registrant’s investments in securities of unaffiliated issuers as of September 30, 2008 are included in the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

                         Not applicable to this semi-annual report.

ITEM 8.                   Portfolio Managers of Closed-End Management Investment Companies.

                 Not applicable to this semi-annual report.

ITEM 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant for the following reasons:  (i) the Registrant’s securities are not registered pursuant to Section 12 of the Securities Exchange Act of 1934 and (ii) neither the Registrant nor any affiliated purchaser has made any purchases of the Registrant’s securities during the period covered by this report.

ITEM 10.	Submissions of Matters to a Vote of Security Holders.

There have been no material changes made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.  The Registrant’s Nominating Committee Charter provides that shareholders of the Registrant who wish to recommend a nominee to the Registrant’s board should send nominations to the attention of the Secretary of the Registrant (1200 Prospect Street, Suite 200, La Jolla, California 92037) which includes biographical information and sets forth the qualifications of the proposed nominee.  The Secretary will then forward the nominations to the Nominating Committee.

ITEM 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	Exhibits.

(a)	(1) Not applicable to this semi-annual report.

                  (2) Exhibit 99 (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act.

                  (3)  Not applicable.

                          (b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
----------------------------------------------------------------
By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 5, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 5, 2008

By:/s/ Quyen Dao-Haddock

Quyen Dao-Haddock
                      Vice President, Treasurer and Secretary/Principal
                      Financial Officer

Date: December 5, 2008